NOTE PAYABLE (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 17, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Debt Instrument [Line Items]
Loan amount			$ 1,015	$ 1,015
Proceeds from Convertible Promissory Notes		$ 38,700	$ 38,796
PPP Loan
Debt Instrument [Line Items]
Loan amount	$ 1,000
Loan term	2 years
Stated interest rate (as a percent)	1.00%
Principal and interest deferment period	6 months